Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Related Party
RELATED PARTY TRANSACTIONS
Accounts payable	$ 7,339		$ 7,339		$ 7,349	$ 7,258
Design Services And Equipment Supply
RELATED PARTY TRANSACTIONS
Related party transaction					6,553	1,043	$ 576
Design Services And Equipment Supply | Related Party
RELATED PARTY TRANSACTIONS
Related party transaction	921	$ 942	1,497	$ 5,616
Accounts payable	$ 1,564		$ 1,564		$ 1,911	$ 837